Financial instruments and commitments - Currency Risk Effect on Equity and Net Income (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure analysis for 10% strengthening of currency: Increase (decrease) on equity and net income (loss)	$ 731	$ 604
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure analysis for 10% strengthening of currency: Increase (decrease) on equity and net income (loss)	(840)	(860)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure analysis for 10% strengthening of currency: Increase (decrease) on equity and net income (loss)	1,736	674
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure analysis for 10% strengthening of currency: Increase (decrease) on equity and net income (loss)	875	851
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure analysis for 10% strengthening of currency: Increase (decrease) on equity and net income (loss)	$ (1,041)	$ (61)